Total
AlphaCentric Income Opportunities Fund
AlphaCentric Income Opportunities Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AlphaCentric Income Opportunities Fund - USD ($)	AlphaCentric Income Opportunities Fund Class A		AlphaCentric Income Opportunities Fund Class C	AlphaCentric Income Opportunities Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%		none	none
Maximum Deferred Sales Charge (Load)	1.00%	[1]	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none		none	none
Redemption Fee	none		none	none
[1]	The 1.00% maximum deferred sales charge may be assessed in the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge) on shares redeemed within eighteen months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AlphaCentric Income Opportunities Fund	AlphaCentric Income Opportunities Fund Class A	AlphaCentric Income Opportunities Fund Class C	AlphaCentric Income Opportunities Fund Class I
Management Fees	1.30%	1.30%	1.30%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none
Interest Expense	0.01%	0.01%	0.01%
Remaining Other Expenses	0.19%	0.19%	0.19%
Other Expenses	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	1.75%	2.50%	1.50%

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - AlphaCentric Income Opportunities Fund - USD ($)	1	3	5	10
AlphaCentric Income Opportunities Fund Class A	644	1,000	1,379	2,439
AlphaCentric Income Opportunities Fund Class C	253	779	1,331	2,836
AlphaCentric Income Opportunities Fund Class I	153	474	818	1,791

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information for the Fund, each dated August 1, 2022, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-844-223-8637 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.

AlphaCentric Income Opportunities Fund

CLASS A: IOFAX CLASS C: IOFCX CLASS I: IOFIX

(the “Fund”)

March 31, 2023

The information supplements certain information contained in the currently effective Prospectus and Summary Prospectus for the Fund, each dated August 1, 2022.

______________________________________________________________________________

Effective April 1, 2023, the management fee payable by the Fund to AlphaCentric Advisors LLC, the Fund’s investment adviser, will be reduced from 1.50% to 1.30% of the average daily net assets of the Fund. Accordingly, the following changes are hereby made to the Prospectus and Summary Prospectus, effective April 1, 2023:

1)	The table under the section of the Fund’s Summary Prospectus entitled “FUND SUMMARY – ALPHACENTRIC INCOME OPPORTUNITIES FUND - Fees and Expenses of the Fund” is hereby replaced with the following: